Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 01, 2017
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Dec. 01, 2017
Document Effective Date	Dec. 01, 2017
Prospectus Date	Jun. 30, 2017
Osterweis Fund | Investor Class
Prospectus:
Trading Symbol	OSTFX